Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (729)	$ (2,100)	$ (4,516)	$ (8,639)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1	1	2	7
Finance expenses, net	3		(20)	2
Financial expenses with respect to convertible notes and loans	378	95
Change in fair value of convertible component in convertible notes			176	287
Expenses related to convertible loan terms			333
Interest and change in fair value of short-term loan measured at fair value			1	(20)
Inventory subject to refund				1
Loss from extinguishment in connection with convertible loan restructuring (Note 5)			620
Share based payment	32	1,736	456
Changes in fair value of marketable securities		1	133	(7)
Gain from deconsolidation of a subsidiary (Note 1)				(52)
Share based payment to a service provider				7,422
Fair value adjustment of liability in connection with stock exchange agreement		23	(58)	72
Management fee waiver by a related party				11
Changes in operating assets and liabilities:
Accounts receivable				(6)
Prepaid share based payment to a service provider			1,737
Net changes in operating leases				(1)
Related parties				(11)
Prepaid and other current assets	4	7	(35)	(22)
Increase in inventory	(18)			7
Accounts payable and accrued expenses	168	156	589	258
Deferred revenue				(5)
Net cash used in operating activities	(161)	(81)	(582)	(696)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(4)		(252)	(6)
Net cash outflow from deconsolidation of a subsidiary (Appendix A)				(14)
Investment valued under the measurement alternative (Note 3)				(450)
Grant of short-term loan (Note 8)			(15)	(145)
Proceeds from sale of trading securities (Note 8A)			389
Repayments of short-term loan granted to others		164	164
Net cash provided by (used in) investing activities	(4)	164	286	(615)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related parties’ loans				154
Proceeds from issuance of Common Stock				177
Proceeds from the issuance of convertible notes and warrants			350	1,170
Proceeds from issuance of secured promissory note	180
Net cash provided by financing activities	180		350	1,501
Effect of exchange rates on cash and cash equivalents	7		20	(2)
Net increase in cash and cash equivalents	22	83	74	188
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	280	206	206	18
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	302	289	280	206
Non-cash transactions:
Conversion Preferred Stock to Common Stock				300
Exchange of common stock for investment in trade securities				514
Classification of embedded conversion feature from liability to equity (see note 5)			670
Commitment for issuance of fixed number of ordinary shares			14
Fair Value of convertible component in convertible loan	(48)
Warrants issued in connection with convertible notes	(100)
Extinguishment of convertible notes	$ (162)
Appendix A – Net cash outflow from deconsolidation of a subsidiary
Working capital (excluding cash and cash equivalents), net				(217)
Long term assets				156
Long term liabilities				(5)
Gain from deconsolidation of a subsidiary				$ 52